Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ 14,676,000	$ 1,805,000	$ 1,787,000	$ 20,291,000
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	34,000	45,000	84,000	82,000
Stock-based compensation	104,000	348,000	455,000	1,278,000
Non-cash lease expense	227,000	205,000	393,000	409,000
Accretion of discount on senior note receivable	(195,000)	0
Amortization of debt discount and debt issuance costs	0	60,000	97,000	0
Loss on ELOC commitment note and derivative liability	0	590,000	590,000	0
Loss on debt issuances	7,437,000	0
Gain on debt extinguishment, net	(52,000)	(14,520,000)	(14,437,000)	0
Unrealized loss (gain) on foreign exchange rate changes	580,000	(300,000)
Change in fair value of convertible notes	(785,000)	0
Change in fair value of derivative liabilities	(188,000)	(254,000)	(81,000)	0
Change in fair value of senior secured notes	0	41,000	222,000	0
Change in fair value of warrant liability	(242,000)	(0)	(10,482,000)	(0)
Prepaid expenses and other current assets	532,000	807,000	1,078,000	923,000
Accounts payable	2,244,000	2,160,000	1,070,000	560,000
Accrued expenses	99,000	334,000	200,000	66,000
Operating lease liabilities	(249,000)	(228,000)	(436,000)	(431,000)
Other current liabilities	66,000	(175,000)	(541,000)	900,000
Net cash used in operating activities	(5,064,000)	(5,273,000)	(15,402,000)	(13,437,000)
Cash flows from investing activities:
Issuance of senior note	(3,783,000)	0
Deposit	(1,400,000)	0
Purchase of property and equipment	0	(12,000)	(12,000)	(15,000)
Net cash used in investing activities	(5,183,000)	(12,000)	(12,000)	(15,000)
Cash flows from financing activities:
Proceeds from convertible notes, net	4,233,000	0	1,312,000	0
Proceeds from private placements, net of issuance costs			4,120,000	0
Proceeds from notes	500,000	350,000
Proceeds from exercise of common stock warrants	327,000	0	0	843,000
Proceeds from ATM Program, net of issuance costs			1,366,000	755,000
Principal payments on senior secured notes payable	(600,000)	0
Principal payments on loans payable	(333,000)	(233,000)
Redemptions of Series C Preferred Stock	(483,000)	0	(1,876,000)	0
Cash dividends on Series C Preferred Stock	(90,000)	0	(657,000)	0
Proceeds from senior convertible notes payable, net of issuance costs	0	1,312,000
Issuance costs related to Series B Preferred Stock	0	(68,000)	(68,000)	0
Payments on debt extinguishment	0	(100,000)	(200,000)	0
Net cash provided by financing activities	8,770,000	2,628,000	12,733,000	11,595,000
Net decrease in cash, cash equivalents, and restricted cash	(1,477,000)	(2,657,000)	(2,681,000)	(1,857,000)
Cash, cash equivalents, and restricted cash - beginning of year	1,788,000	4,469,000	4,469,000	6,326,000
Cash, cash equivalents, and restricted cash - end of year	311,000	1,812,000	1,788,000	4,469,000
Supplementary disclosure of non-cash activity:
Deemed Dividends, Preferred Stock			1,413,000
Deemed Dividends, Warrants	9,000	(0)
Cash dividends payable	141,000
Cash dividends converted into common stock	105,000
Fair value upon issuance of common stock warrant liability			10,787,000	0
Fair value of common stock consideration related to debt extinguishment			280,000	0
Settlement of common stock warrant liability	20,000	0
Conversion of Notes into Common Stock [Member]
Supplementary disclosure of non-cash activity:
Fair value of common stock consideration related to debt extinguishment	0	280,000
March 2025 Senior Secured Notes [Member]
Supplementary disclosure of non-cash activity:
Fair value upon issuance of notes	374,000	0
June 2025 Warrants [Member]
Supplementary disclosure of non-cash activity:
Fair value upon issuance of common stock warrant liability	2,930,000	0
June 2025 Notes [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of convertible notes	(800,000)
Supplementary disclosure of non-cash activity:
Fair value upon issuance of notes	8,566,000	0
Senior Convertible Notes [Member]
Supplementary disclosure of non-cash activity:
Fair value upon issuance of derivative liability related to senior convertible notes payable	0	458,000	458,000	0
Embedded Derivative Financial Instruments, Convertible Promissory Note [Member]
Supplementary disclosure of non-cash activity:
Fair value upon issuance of derivative liability related to senior convertible notes payable	0	284,000	284,000	0
Conversion of Series C Preferred Stock Into Common Stock [Member]
Supplementary disclosure of non-cash activity:
Conversions of Series C preferred stock	7,686,000	0
ELOC Purchase Agreement [Member]
Cash flows from financing activities:
Proceeds from ELOC Purchase Agreement, net of issuance costs	2,403,000	0	8,791,000	0
Supplementary disclosure of non-cash activity:
Fair value of common stock consideration related to debt extinguishment	476,000	0
ATM Program [Member]
Cash flows from financing activities:
Proceeds from ATM Program, net of issuance costs	0	1,367,000	1,400,000
Series D Preferred Stock, Mezzanine Equity [Member]
Cash flows from financing activities:
Proceeds from private placements, net of issuance costs	2,813,000	0
Series C Preferred Stock [Member]
Supplementary disclosure of non-cash activity:
Deemed Dividends, Preferred Stock	4,867,000	0
Series C Preferred Stock [Member] | ELOC Purchase Agreement [Member]
Cash flows from financing activities:
Cash dividends on Series C Preferred Stock			(600,000)
Series D Preferred Stock [Member]
Supplementary disclosure of non-cash activity:
Deemed Dividends, Preferred Stock	74,000	0
Varian Asset Acquisition [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
In-process research and development costs in connection with the Varian asset acquisition	0	7,419,000	$ 7,419,000	$ 0
Varian Asset Acquisition [Member] | Series B Preferred Stock, Mezzanine Equity [Member]
Supplementary disclosure of non-cash activity:
Fair value of Series B Preferred Stock issued in connection with the Varian asset acquisition	$ 0	$ 7,022,000